Reportable Segments (Operating Segments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 2,166	$ 2,084	$ 1,963	$ 1,977	$ 16,964	$ 8,190	$ 6,556
Depreciation and amortization									871	586	406
Interest expense, net of interest capitalized									1,018	740	625
Equity in earnings of unconsolidated affiliates									212	117	65
Income tax benefit									54	17	14
Net income (loss)	272	(34)	75	961	161	61	107	199	1,274	528	337
Cost of products sold									13,088	5,169	4,102
Investment In ETP [Member]
Revenue from external customers									15,671	6,761	5,843
Intersegment revenues									31	38	0
Depreciation and amortization									656	405	317
Equity in earnings of unconsolidated affiliates									142	26	12
Segment Reporting Information, Revenue for Reportable Segment									15,702	6,799	5,843
Cost of products sold									12,266	4,175	3,591
Investment In Regency [Member]
Revenue from external customers									1,986	1,426	715
Intersegment revenues									14	8	1
Depreciation and amortization									252	169	76
Equity in earnings of unconsolidated affiliates									105	120	54
Segment Reporting Information, Revenue for Reportable Segment									2,000	1,434	716
Cost of products sold									1,387	1,013	504
Adjustments and Eliminations [Member]
Revenue from external customers									(738)	(43)	(3)
Depreciation and amortization									(51)	0	0
Equity in earnings of unconsolidated affiliates									(35)	(29)	(1)
Cost of products sold									(565)	(19)	7
Corporate And Other Activities [Member]
Depreciation and amortization									$ 14	$ 12	$ 13